Funds from securities issued (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Instruments Issued Brazil [Abstract]
Real estate credit notes	R$ 27,019,439	R$ 25,381,719
Agribusiness notes	13,149,546	13,108,595
Financial bills	120,518,300	104,005,236
Letters of credit property guaranteed	5,540,086	476,332
Subtotal	166,227,371	142,971,882
Securities - Overseas:
Euronotes	1,407,888	1,270,409
Securities issued through securitization - (item (b))	1,967,746	3,130,111
Subtotal	3,375,634	4,400,520
Structured Operations Certificates	1,124,559	656,616
Total	R$ 170,727,564	R$ 148,029,018	R$ 135,174,090